CONSOLIDATED BALANCE SHEETS (unaudited) (parenthetical) $ in Millions	Dec. 31, 2018 USD ($)
Statement [Line Items]
Financial debts	$ 0
Lease liabilities	89
Property, plant & equipment	2,800
Right-of-use assets	79
Previously stated [member]
Statement [Line Items]
Financial debts	89
Property, plant & equipment	$ 79